Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Disclosure Of Interest And Dividends
(3)	Interest and dividends

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Interest received
Financial services revenue	208,170	224,137	244,292
Financial income	6,988	20,872	36,295
Dividends received
Financial services revenue	27,075	23,409	52,760
Financial income	2,800	3,488	1,138
Interest paid
Financial services expenses	6,607	27,352	74,857
Financial expenses	8,843	11,663	22,667

Disclosure of reconciliation of liabilities arising from financing activities
(5)	Reconciliation of liabilities arising from financing activities

	Yen in millions
	Short-term borrowings	Long-term debt
Balance as of April 1, 2021	52,537	969,044

Net cash flows from financing activities	408	(163,104)
Acquisitions through business combinations	—	8,346
Non-cash items:
Conversion of convertible bonds	—	(14,597)
Obtaining assets by entering into lease contracts	—	121,937
Translation adjustment	1,659	35,652
Other	1,487	(6,045)

Total changes	3,554	(17,811)

Balance as of March 31, 2022	56,091	951,233

Net cash flows from financing activities	32,391	229,578
Acquisitions through business combinations	—	32,009
Non-cash items:
Conversion of convertible bonds	—	(26,563)
Obtaining assets by entering into lease contracts	—	127,322
Translation adjustment	4,533	22,684
Other	(369)	(13,936)

Total changes	36,555	371,094

Balance as of March 31, 2023	92,646	1,322,327

Net cash flows from financing activities	(18,370)	97,026
Acquisitions through business combinations	796	853
Non-cash items:
Obtaining assets by entering into lease contracts	—	101,039
Translation adjustment	12,097	76,168
Other	1,133	(11,400)

Total changes	(4,344)	263,686

Balance as of March 31, 2024	88,302	1,586,013

Disclosure of cash and cash equivalents
(6)	Components of cash and cash equivalents

	Yen in millions
	March 31
	2022	2023	2024
Cash and demand deposits	1,824,912	1,227,541	1,535,476
Time deposits with original maturities of three months or less	72,270	76,452	63,169
Money market funds	71,554	116,607	219,559
Call loans	80,900	60,300	88,909

Total	2,049,636	1,480,900	1,907,113